J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Balanced Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund

(Each a “Fund” and collectively the “Funds”)

(All Share Classes)

(Each a series of JPMorgan Trust II)

Supplement dated September 3, 2013

to the Prospectus dated November 1, 2012, as supplemented

Changes to Expense Limitation Agreement. Effective September 1, 2013, the Funds’ adviser, administrator, and distributor (the “Service Providers”) contractually agreed to waive fees and/or reimburse additional expenses on all share classes of the Funds. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Funds in the Funds’ prospectus (“Prospectus”) are hereby replaced with the corresponding tables below.

JPMorgan Investor Conservative Growth Fund

The tables below replace the corresponding tables on pages 1-2 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.05%	0.05%	0.05%	0.05%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.38	0.38	0.38	0.38
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.13	0.13	0.13	0.13

Acquired Fund Fees and Expenses (Underlying Fund)	0.94	0.94	0.94	0.94

Total Annual Fund Operating Expenses	1.62	2.12	2.12	1.37
Fee Waivers and Expense Reimbursements[1]	(0.29)	(0.04)	(0.04)	(0.29)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.33	2.08	2.08	1.08

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.39%, 1.14%, 1.14% and 0.14%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	579	911	1,266	2,262
CLASS B SHARES ($)	711	960	1,135	2,321
CLASS C SHARES ($)	311	660	1,135	2,449
SELECT CLASS SHARES ($)	110	405	722	1,621

SUP-INV-913

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	579	911	1,266	2,262
CLASS B SHARES ($)	211	660	1,135	2,321
CLASS C SHARES ($)	211	660	1,135	2,449
SELECT CLASS SHARES ($)	110	405	722	1,621

JPMorgan Investor Balanced Fund

The tables below replace the corresponding tables on pages 6-7 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.05%	0.05%	0.05%	0.05%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.39	0.39	0.39	0.39
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.14	0.14	0.14	0.14

Acquired Fund Fees and Expenses (Underlying Fund)	1.00	1.00	1.00	1.00

Total Annual Fund Operating Expenses	1.69	2.19	2.19	1.44
Fee Waivers and Expense Reimbursements[1]	(0.30)	(0.05)	(0.05)	(0.30)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.39	2.14	2.14	1.14

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.39%, 1.14%, 1.14% and 0.14%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	585	931	1,300	2,334
CLASS B SHARES ($)	717	980	1,170	2,394
CLASS C SHARES ($)	317	680	1,170	2,520
SELECT CLASS SHARES ($)	116	426	758	1,698

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	585	931	1,300	2,334
CLASS B SHARES ($)	217	680	1,170	2,394
CLASS C SHARES ($)	217	680	1,170	2,520
SELECT CLASS SHARES ($)	116	426	758	1,698

JPMorgan Investor Growth & Income Fund

The tables below replace the corresponding tables on pages 11-12 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.05%	0.05%	0.05%	0.05%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.41	0.42	0.41	0.41
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.16	0.17	0.16	0.16

Acquired Fund Fees and Expenses (Underlying Fund)	1.06	1.06	1.06	1.06

Total Annual Fund Operating Expenses	1.77	2.28	2.27	1.52
Fee Waivers and Expense Reimbursements[1]	(0.32)	(0.08)	(0.07)	(0.32)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.45	2.20	2.20	1.20

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.39%, 1.14%, 1.14% and 0.14%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	591	952	1,338	2,415
CLASS B SHARES ($)	723	1,005	1,313	2,482
CLASS C SHARES ($)	323	703	1,209	2,600
SELECT CLASS SHARES ($)	122	449	799	1,785

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	591	952	1,338	2,415
CLASS B SHARES ($)	223	705	1,213	2,482
CLASS C SHARES ($)	223	703	1,209	2,600
SELECT CLASS SHARES ($)	122	449	799	1,785

JPMorgan Investor Growth Fund

The tables below replace the corresponding tables on pages 16-17 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.05%	0.05%	0.05%	0.05%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.45	0.45	0.45	0.45
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.20	0.20	0.20	0.20

Acquired Fund Fees and Expenses (Underlying Fund)	0.99	0.99	0.99	0.99

Total Annual Fund Operating Expenses	1.74	2.24	2.24	1.49
Fee Waivers and Expense Reimbursements[1]	(0.36)	(0.11)	(0.11)	(0.36)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.38	2.13	2.13	1.13

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.39%, 1.14%, 1.14% and 0.14%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	584	940	1,319	2,381
CLASS B SHARES ($)	716	990	1,290	2,441
CLASS C SHARES ($)	316	690	1,190	2,566
SELECT CLASS SHARES ($)	115	436	779	1,749

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	584	940	1,319	2,381
CLASS B SHARES ($)	216	690	1,190	2,441
CLASS C SHARES ($)	216	690	1,190	2,566
SELECT CLASS SHARES ($)	115	436	779	1,749

Changes to Additional Fee and Expense Information. In connection with the change to the expense limitation agreement, the Additional Fee and Expense Information beginning on page 60 of the Prospectus is replaced in its entirety with the following:

ADDITIONAL FEE AND EXPENSE INFORMATION

FOR THE JPMT II FUNDS AND FORMER ONE GROUP MUTUAL FUNDS

In connection with the 2004 final settlement between Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA), with the New York Attorney General arising out of market timing of certain mutual funds advised by BOIA, BOIA agreed, among other things, to disclose hypothetical information regarding investment and expense information to Fund shareholders. The hypothetical examples are provided for JPMT II Funds or those Funds that have acquired the assets and liabilities of a JPMT II Fund or a series of One Group Mutual Funds.

The “Gross Expense Ratio” includes the contractual expenses that make up the investment advisory, administration and shareholder service fees, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.

The table below shows the ratios for Class A, Class B, Class C and Select Class Shares of the affected Funds offered in this prospectus.

NON-REDUCED RATE FUNDS
	Class	Net Expense Ratio*	Gross Expense Ratio
JPMorgan Investor Conservative Growth Fund	A	1.33%	1.62%
	B	2.08%	2.12%
	C	2.08%	2.12%
	Select	1.08%	1.37%
JPMorgan Investor Balanced Fund	A	1.39%	1.69%
	B	2.14%	2.19%
	C	2.14%	2.19%
	Select	1.14%	1.44%
JPMorgan Investor Growth & Income Fund	A	1.45%	1.77%
	B	2.20%	2.28%
	C	2.20%	2.27%
	Select	1.20%	1.52%
JPMorgan Investor Growth Fund	A	1.38%	1.74%
	B	2.13%	2.24%
	C	2.13%	2.24%
	Select	1.13%	1.49%

* Prior	to September 1, 2013, the Net Expense Ratios were as follows:

NON-REDUCED RATE FUNDS
	Class	Net Expense Ratio
JPMorgan Investor Conservative Growth Fund	A	1.44%
	B	2.12%
	C	2.12%
	Select	1.19%
JPMorgan Investor Balanced Fund	A	1.50%
	B	2.19%
	C	2.19%
	Select	1.25%
JPMorgan Investor Growth & Income Fund	A	1.56%
	B	2.28%
	C	2.27%
	Select	1.31%
JPMorgan Investor Growth Fund	A	1.49%
	B	2.24%
	C	2.24%
	Select	1.24%

A Fund’s annual return is reduced by its fees and expenses for that year. The examples are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On 9/1/13, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•

The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMorgan Investment Advisors and its affiliates; and the Gross Expense Ratio thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12 month period ending August 31 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each period would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Net Annual Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

JPMorgan Investor Conservative Growth Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
August 31, 2014	$579	0.28%	–1.00%	–1.00%	$211	5.00%	2.92%	2.92%
August 31, 2015	$134	5.29%	2.64%	3.67%	$217	10.25%	5.93%	2.92%
August 31, 2016	$139	10.55%	6.41%	3.67%	$224	15.76%	9.02%	2.92%
August 31, 2017	$144	16.08%	10.31%	3.67%	$230	21.55%	12.20%	2.92%
August 31, 2018	$149	21.88%	14.36%	3.67%	$237	27.63%	15.48%	2.92%
August 31, 2019	$155	27.98%	18.56%	3.67%	$244	34.01%	18.85%	2.92%
August 31, 2020	$161	34.38%	22.91%	3.67%	$251	40.71%	22.32%	2.92%
August 31, 2021	$166	41.10%	27.42%	3.67%	$258	47.75%	25.89%	2.92%
August 31, 2022	$173	48.15%	32.09%	3.67%	$266	55.13%	29.57%	2.92%
August 31, 2023	$179	55.56%	36.94%	3.67%	$273	62.89%	33.35%	2.92%

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended August 31, 2014) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$311	4.00%	1.92%	1.92%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
August 31, 2014	$211	$711	5.00%	0.00%	2.92%	–2.08%	2.92%	–2.08%
August 31, 2015	$217	$617	10.25%	6.25%	5.93%	1.93%	2.92%	–0.97%
August 31, 2016	$224	$524	15.76%	12.76%	9.02%	6.02%	2.92%	0.09%
August 31, 2017	$230	$530	21.55%	18.55%	12.20%	9.20%	2.92%	0.17%
August 31, 2018	$237	$437	27.63%	25.63%	15.48%	13.48%	2.92%	1.14%
August 31, 2019	$244	$344	34.01%	33.01%	18.85%	17.85%	2.92%	2.05%
August 31, 2020	$251	$251	40.71%	40.71%	22.32%	22.32%	2.92%	2.92%
August 31, 2021	$258	$258	47.75%	47.75%	25.89%	25.89%	2.92%	2.92%
August 31, 2022	$171	$171	55.13%	55.13%	30.51%	30.51%	3.67%	3.67%
August 31, 2023	$177	$177	62.89%	62.89%	35.30%	35.30%	3.67%	3.67%

1	Class B shares automatically convert to Class A shares after eight years.
2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
August 31, 2014	$110	5.00%	3.92%	3.92%
August 31, 2015	$114	10.25%	7.99%	3.92%
August 31, 2016	$119	15.76%	12.23%	3.92%
August 31, 2017	$124	21.55%	16.63%	3.92%
August 31, 2018	$128	27.63%	21.20%	3.92%
August 31, 2019	$133	34.01%	25.95%	3.92%
August 31, 2020	$139	40.71%	30.89%	3.92%
August 31, 2021	$144	47.75%	36.02%	3.92%
August 31, 2022	$150	55.13%	41.35%	3.92%
August 31, 2023	$156	62.89%	46.89%	3.92%

JPMorgan Investor Balanced Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
August 31, 2014	$585	0.28%	–1.05%	–1.05%	$217	5.00%	2.86%	2.86%
August 31, 2015	$140	5.29%	2.52%	3.61%	$223	10.25%	5.80%	2.86%
August 31, 2016	$145	10.55%	6.22%	3.61%	$230	15.76%	8.83%	2.86%
August 31, 2017	$150	16.08%	10.06%	3.61%	$236	21.55%	11.94%	2.86%
August 31, 2018	$156	21.88%	14.03%	3.61%	$243	27.63%	15.14%	2.86%
August 31, 2019	$161	27.98%	18.14%	3.61%	$250	34.01%	18.43%	2.86%
August 31, 2020	$167	34.38%	22.41%	3.61%	$257	40.71%	21.82%	2.86%
August 31, 2021	$173	41.10%	26.83%	3.61%	$264	47.75%	25.31%	2.86%
August 31, 2022	$179	48.15%	31.41%	3.61%	$272	55.13%	28.89%	2.86%
August 31, 2023	$186	55.56%	36.15%	3.61%	$280	62.89%	32.58%	2.86%

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended August 31, 2014) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$317	4.00%	1.86%	1.86%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
August 31, 2014	$217	$717	5.00%	0.00%	2.86%	–2.14%	2.86%	–2.14%
August 31, 2015	$223	$623	10.25%	6.25%	5.80%	1.80%	2.86%	–1.03%
August 31, 2016	$230	$530	15.76%	12.76%	8.83%	5.83%	2.86%	0.02%
August 31, 2017	$236	$536	21.55%	18.55%	11.94%	8.94%	2.86%	0.10%
August 31, 2018	$243	$443	27.63%	25.63%	15.14%	13.14%	2.86%	1.07%
August 31, 2019	$250	$350	34.01%	33.01%	18.43%	17.43%	2.86%	1.99%
August 31, 2020	$257	$257	40.71%	40.71%	21.82%	21.82%	2.86%	2.86%
August 31, 2021	$264	$264	47.75%	47.75%	25.31%	25.31%	2.86%	2.86%
August 31, 2022	$177	$177	55.13%	55.13%	29.83%	29.83%	3.61%	3.61%
August 31, 2023	$184	$184	62.89%	62.89%	34.52%	34.52%	3.61%	3.61%

1	Class B shares automatically convert to Class A shares after eight years.
2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
August 31, 2014	$116	5.00%	3.86%	3.86%
August 31, 2015	$121	10.25%	7.87%	3.86%
August 31, 2016	$125	15.76%	12.03%	3.86%
August 31, 2017	$130	21.55%	16.36%	3.86%
August 31, 2018	$135	27.63%	20.85%	3.86%
August 31, 2019	$140	34.01%	25.51%	3.86%
August 31, 2020	$146	40.71%	30.36%	3.86%
August 31, 2021	$151	47.75%	35.39%	3.86%
August 31, 2022	$157	55.13%	40.62%	3.86%
August 31, 2023	$163	62.89%	46.04%	3.86%

JPMorgan Investor Growth & Income Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
August 31, 2014	$591	0.28%	–1.11%	–1.11%	$223	5.00%	2.80%	2.80%
August 31, 2015	$146	5.29%	2.40%	3.55%	$229	10.25%	5.68%	2.80%
August 31, 2016	$151	10.55%	6.04%	3.55%	$236	15.76%	8.64%	2.80%
August 31, 2017	$156	16.08%	9.80%	3.55%	$242	21.55%	11.68%	2.80%
August 31, 2018	$162	21.88%	13.70%	3.55%	$249	27.63%	14.81%	2.80%
August 31, 2019	$168	27.98%	17.73%	3.55%	$256	34.01%	18.02%	2.80%
August 31, 2020	$174	34.38%	21.91%	3.55%	$263	40.71%	21.33%	2.80%
August 31, 2021	$180	41.10%	26.24%	3.55%	$271	47.75%	24.72%	2.80%
August 31, 2022	$186	48.15%	30.72%	3.55%	$278	55.13%	28.21%	2.80%
August 31, 2023	$193	55.56%	35.36%	3.55%	$286	62.89%	31.80%	2.80%

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended August 31, 2014) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$323	4.00%	1.80%	1.80%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
August 31, 2014	$223	$723	5.00%	0.00%	2.80%	–2.20%	2.80%	–2.20%
August 31, 2015	$229	$629	10.25%	6.25%	5.68%	1.68%	2.80%	–1.09%
August 31, 2016	$236	$536	15.76%	12.76%	8.64%	5.64%	2.80%	–0.04%
August 31, 2017	$242	$542	21.55%	18.55%	11.68%	8.68%	2.80%	0.04%
August 31, 2018	$249	$449	27.63%	25.63%	14.81%	12.81%	2.80%	1.01%
August 31, 2019	$256	$356	34.01%	33.01%	18.02%	17.02%	2.80%	1.93%
August 31, 2020	$263	$263	40.71%	40.71%	21.33%	21.33%	2.80%	2.80%
August 31, 2021	$271	$271	47.75%	47.75%	24.72%	24.72%	2.80%	2.80%
August 31, 2022	$184	$184	55.13%	55.13%	29.15%	29.15%	3.55%	3.55%
August 31, 2023	$191	$191	62.89%	62.89%	33.74%	33.74%	3.55%	3.55%

1	Class B shares automatically convert to Class A shares after eight years.
2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
August 31, 2014	$122	5.00%	3.80%	3.80%
August 31, 2015	$127	10.25%	7.74%	3.80%
August 31, 2016	$132	15.76%	11.84%	3.80%
August 31, 2017	$137	21.55%	16.09%	3.80%
August 31, 2018	$142	27.63%	20.50%	3.80%
August 31, 2019	$147	34.01%	25.08%	3.80%
August 31, 2020	$153	40.71%	29.83%	3.80%
August 31, 2021	$159	47.75%	34.77%	3.80%
August 31, 2022	$165	55.13%	39.89%	3.80%
August 31, 2023	$171	62.89%	45.20%	3.80%

JPMorgan Investor Growth Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
August 31, 2014	$584	0.28%	–1.04%	–1.04%	$216	5.00%	2.87%	2.87%
August 31, 2015	$139	5.29%	2.54%	3.62%	$222	10.25%	5.82%	2.87%
August 31, 2016	$144	10.55%	6.25%	3.62%	$229	15.76%	8.86%	2.87%
August 31, 2017	$149	16.08%	10.10%	3.62%	$235	21.55%	11.98%	2.87%
August 31, 2018	$155	21.88%	14.08%	3.62%	$242	27.63%	15.20%	2.87%
August 31, 2019	$160	27.98%	18.21%	3.62%	$249	34.01%	18.50%	2.87%
August 31, 2020	$166	34.38%	22.49%	3.62%	$256	40.71%	21.90%	2.87%
August 31, 2021	$172	41.10%	26.93%	3.62%	$263	47.75%	25.40%	2.87%
August 31, 2022	$178	48.15%	31.52%	3.62%	$271	55.13%	29.00%	2.87%
August 31, 2023	$185	55.56%	36.28%	3.62%	$279	62.89%	32.71%	2.87%

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended August 31, 2014) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$316	4.00%	1.87%	1.87%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
August 31, 2014	$216	$716	5.00%	0.00%	2.87%	–2.13%	2.87%	–2.13%
August 31, 2015	$222	$622	10.25%	6.25%	5.82%	1.82%	2.87%	–1.02%
August 31, 2016	$229	$529	15.76%	12.76%	8.86%	5.86%	2.87%	0.04%
August 31, 2017	$235	$535	21.55%	18.55%	11.98%	8.98%	2.87%	0.11%
August 31, 2018	$242	$442	27.63%	25.63%	15.20%	13.20%	2.87%	1.08%
August 31, 2019	$249	$349	34.01%	33.01%	18.50%	17.50%	2.87%	2.00%
August 31, 2020	$256	$256	40.71%	40.71%	21.90%	21.90%	2.87%	2.87%
August 31, 2021	$263	$263	47.75%	47.75%	25.40%	25.40%	2.87%	2.87%
August 31, 2022	$176	$176	55.13%	55.13%	29.94%	29.94%	3.62%	3.62%
August 31, 2023	$183	$183	62.89%	62.89%	34.65%	34.65%	3.62%	3.62%

1	Class B shares automatically convert to Class A shares after eight years.
2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
August 31, 2014	$115	5.00%	3.87%	3.87%
August 31, 2015	$120	10.25%	7.89%	3.87%
August 31, 2016	$124	15.76%	12.07%	3.87%
August 31, 2017	$129	21.55%	16.40%	3.87%
August 31, 2018	$134	27.63%	20.91%	3.87%
August 31, 2019	$139	34.01%	25.59%	3.87%
August 31, 2020	$145	40.71%	30.45%	3.87%
August 31, 2021	$150	47.75%	35.49%	3.87%
August 31, 2022	$156	55.13%	40.74%	3.87%
August 31, 2023	$162	62.89%	46.18%	3.87%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE